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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number: _____
 This amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MPM BioEquities Adviser, LLC
Address:  601 Gateway Boulevard, Suite 350
          South San Francisco, CA 94080

13 File Number: 28-108358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert W. Liptak
Title:  Chief Financial Officer
Phone:  617-425-9216

Signature, Place and Date of Signing:

 /s/ Robert W. Liptak            San Francisco, CA                 11/13/03
-----------------------      ---------------------------       -----------------
     [Signature]                   [City, State]                    [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                Name

     28-________________                 _______________________________________

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                           Form 13F Information Table

                                                                                                                   VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE    SHARES/                    INVSTMT    OTHER
NAME OF ISSUER                   TITLE OF CLASS  CUSIP   x($1000)  PRN AMT  SH/PRN  PUT/CALL  DISCRETN  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC COM STK               COMMON STOCK  00339B107   2642   182300     SH               SOLE              182300   0      0
ALEXION PHARMACEUTICALS INC       COMMON STOCK  015351109   2631   155400     SH               SOLE              155400   0      0
ALKERMES INC CONV                 CONVRT BONDS  01642TAD0   5831  5000000     PRN              SOLE             5000000   0      0
AMGEN INC USD COM                 COMMON STOCK  031162100  10220   158396     SH               SOLE              158396   0      0
ANGIOTECH PHARMACEUTICALS INC     COMMON STOCK  034918102   5063   116000     SH               SOLE              116000   0      0
ANTIGENICS INC                    COMMON STOCK  037032109   3426   283600     SH               SOLE              283600   0      0
ARIAD PHARMACEUTICALS INC         COMMON STOCK  04033A100   2206   366436     SH               SOLE              366436   0      0
ARRAY BIOPHARMA                   COMMON STOCK  04269X105   3419   620500     SH               SOLE              620500   0      0
ATRIX LABS INC                    COMMON STOCK  04962L101   2761   133600     SH               SOLE              133600   0      0
CELGENE CORPORATION               COMMON STOCK  151020104   4031    93100     SH               SOLE               93100   0      0
CHIRON CORP                       COMMON STOCK  170040109   9043   174500     SH               SOLE              174500   0      0
CUBIST PHARMACEUTICALS INC        COMMON STOCK  229678107   1127   103900     SH               SOLE              103900   0      0
FOREST LABS INC                   COMMON STOCK  345838106   6071   118000     SH               SOLE              118000   0      0
GENZYME CORP GENL DIV             COMMON STOCK  372917104   5219   112700     SH               SOLE              112700   0      0
HUMAN GENOME SCIENCES INC         COMMON STOCK  444903108   3507   255400     SH               SOLE              255400   0      0
IDEC PHARMACEUTICALS CORP         COMMON STOCK  449370105   8323   250000     SH               SOLE              250000   0      0
ILEX ONCOLOGY INC                 COMMON STOCK  451923106   6200   369700     SH               SOLE              369700   0      0
INTERMUNE INC                     COMMON STOCK  45884X103   7943   415200     SH               SOLE              415200   0      0
ISIS PHARMACEUTICALS USD          COMMON STOCK  464330109   2134   327300     SH               SOLE              327300   0      0
LA JOLLA PHARMACEUTICALS CO       COMMON STOCK  503459109   2993   753800     SH               SOLE              753800   0      0
LEXICON GENETIC                   COMMON STOCK  528872104   1892   366700     SH               SOLE              366700   0      0
LIGAND PHARMACEUTICALS INC        COMMON STOCK  53220K207   4799   372000     SH               SOLE              372000   0      0
MEDAREX INC                       COMMON STOCK  583916101   1377   233400     SH               SOLE              233400   0      0
MEDIMMUNE INC COM                 COMMON STOCK  584699102   4852   146900     SH               SOLE              146900   0      0
MILLENNIUM PHARMACEUTICALS INC    COMMON STOCK  599902103   4098   265300     SH               SOLE              265300   0      0
NEKTAR THERAPEUTICS               COMMON STOCK  640268108   6115   477700     SH               SOLE              477700   0      0
NEOSE TECHNOLOGIES INC            COMMON STOCK  640522108   4909   525000     SH               SOLE              525000   0      0
NPS PHARMACEUTICALS               COMMON STOCK  62936P103   2429    87200     SH               SOLE               87200   0      0
PRAECIS PHARMACEUTICALS INC       COMMON STOCK  739421105   1443   213500     SH               SOLE              213500   0      0
PROTEIN DESIGN LABS INC           COMMON STOCK  74369L103   2842   202300     SH               SOLE              202300   0      0
QLT INC                           COMMON STOCK  746927102   6279   392700     SH               SOLE              392700   0      0
SALIX PHARMACEUTICALS             COMMON STOCK  795435106   4193   217700     SH               SOLE              217700   0      0
SERONO SA-ADR                     ADRS STOCKS   81752M101   3920   239300     SH               SOLE              239300   0      0
SONUS PHARMACEUTICALS             COMMON STOCK  835692997   2804   569999     SH               SOLE              569999   0      0
UNITED THERAPEUTICS CORP          COMMON STOCK  91307C102   4414   195400     SH               SOLE              195400   0      0
VERTEX PHARMACEUTICALS INC        COMMON STOCK  92532F100   5189   421900     SH               SOLE              421900   0      0
S REPORT SUMMARY                  36 Data Records         156344         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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